Events after the Reporting Period	6 Months Ended
Dec. 31, 2025
Events after the Reporting Period [Abstract]
Events after the Reporting Period

Note 19. Events after the reporting period

No matter or circumstance has arisen since 31 December 2025 that has significantly affected, or may significantly affect the Consolidated entity’s operations, the results of those operations, or the Consolidated entity’s state of affairs in future financial years.